INCOME TAXES (Details Narrative) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Federal Statutory Income Tax Rate, description		The decrease in the Company's effective tax rate in the previous years was primarily attributable to The Tax Cuts and Jobs Act (the “Act”) , which was enacted on December 22, 2017. The Act reduces the U.S. federal corporate income tax rate from 34% to 21%.
Reduction in net deferred tax assets		$ 181,881
Taxes payable	$ 1,423,673	1,358,789	$ 1,080,590
Accrued other expenses		86,409
Interest expense	$ 44,120
Cyprus [Member]
Net operating loss carry forward		$ 90,194
Expiration period		5 years
United Kingdom [Member]
Net operating loss carry forward		$ 406,172
Greece [Member]
Net operating loss carry forward		$ 183,369
Expiry		2019
United States [Member]
Net operating loss carry forward		$ 1,504,390
Expiry		2031